Consolidated Statement of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and equivalents	$ 74,105		$ 74,729
Investment securities (Note 3)	47,478		43,202
Inventories	50		68
Financing receivables - net (Notes 4 and 19)	217,382		233,322
Other receivables	16,278		16,006
Property, Plant and Equipment, Net (Note 5)	49,429		51,422
Goodwill (Note 6)	24,489		25,453
Other intangible assets - net (Note 6)	1,067		962
All other assets (Note 7)	30,868		30,541
Assets of businesses held for sale (Note 2)	3,474		50
Assets of discontinued operations (Note 2)	36,785		42,779
Total assets(a)	501,405	[1]	518,534	[1]
Liabilities and equity
Short-term borrowings (Note 8)	68,515		77,087
Accounts payable	5,632		5,937
Non-recourse borrowings of consolidated securitization entities (Note 8)	29,938		30,124
Bank deposits (Note 8)	62,839		53,361
Long-term borrowings (Note 8)	187,749		209,754
Investment contracts, insurance liabilities and insurance annuity benefits (Note 9)	28,027		26,979
Other liabilities	16,315		19,759
Deferred income taxes (Note 10)	7,419		6,491
Liabilities of businesses held for sale (Note 2)	2,434		6
Liabilities of discontinued operations (Note 2)	2,139		5,910
Total liabilities(a)	411,007	[1]	435,408	[1]
Preferred stock, $0.01 par value (750,000 shares authorized at December 31, 2014 and December 31, 2013 and 50,000 shares issued and outstanding at both December 31, 2014 and December 31, 2013)	0		0
Common stock, $14 par value (4,166,000 shares authorized at both December 31, 2014 and December 31, 2013 and 1,000 shares issued and outstanding at both December 31, 2014 and December 31, 2013)	0		0
Accumulated other comprehensive income (loss) - net(b)
Investment securities	1,010	[2]	309	[2]
Currency translation adjustments	(838)	[2]	(687)	[2]
Cash flow hedges	(172)	[2]	(293)	[2]
Benefit plans	(577)	[2]	(363)	[2]
Additional paid-in capital	32,999		32,563
Retained earnings	55,077		51,165
Total Company shareowners' equity	87,499		82,694
Noncontrolling interests(c) (Note 11)	2,899	[3]	432	[3]
Total equity (Note 11)	90,398		83,126
Total liabilities and equity	$ 501,405		$ 518,534

[1]

(a)Our consolidated assets at December 31, 2014 included total assets of $50,586 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included net financing receivables of $43,620 million and investment securities of $3,374 million. Our consolidated liabilities at December 31, 2014 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GECC. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $28,664 million. See Note 16.

[2]	(b) The sum of accumulated other comprehensive income (loss) (AOCI) attributable to GECC was $(577) million and $(1,034) million at December 31, 2014 and 2013, respectively.
[3]	(c) Included AOCI attributable to noncontrolling interests of $(154) million and $(139) million at December 31, 2014 and 2013, respectively.